Class I Shares | Lion Global Investors AsiaPac Dividend Fund
FUND SUMMARY LION GLOBAL INVESTORS ASIAPAC DIVIDEND FUND (the “AsiaPac Dividend Fund” or the “Fund”)
Investment Objective:
The AsiaPac Dividend Fund seeks total investment return consisting of a combination of income and capital appreciation.
Fees and Expenses:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees	Class I Shares Lion Global Investors AsiaPac Dividend Fund CLASS I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of amount redeemed)	none
Redemption fee (as a percentage of amount redeemed)	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Class I Shares Lion Global Investors AsiaPac Dividend Fund CLASS I
Management fee		0.80%
Distribution (Rule 12b-1) fees		none
Other expenses	[1]	0.75%
Total annual fund operating expenses	[2]	1.55%
[1]	Other expenses are based on estimated amounts for the Fund's first fiscal year.
[2]	Lion Global Investors Limited (the "Adviser") has contractually agreed to waive fees and/or reimburse expenses of the Fund (including, but not limited to, organizational and offering costs) to the extent necessary to limit the Total Annual Fund Operating Expenses of Class I Shares of the Fund (exclusive of brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with the investments in underlying investment companies and extraordinary expenses (as determined under generally accepted principles)) to 1.55% of average daily net assets. The agreement to waive fees and/or reimburse expenses cannot be terminated prior to April 23, 2014, at which time the Adviser will determine whether to renew or revise the agreement. To the extent the Adviser waives its fee or reimburses expenses to satisfy the contractual limitation, it may seek repayment of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived or reimbursed if the Fund is able to make the repayment without exceeding the current limitation on Total Annual Fund Operating Expenses or the limitation in place at the time of the initial waiver and/or reimbursement.

Example
The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time period indicated and then sold or held all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Sold
Expense Example (USD $)	1 YEAR	3 YEARS
Class I Shares Lion Global Investors AsiaPac Dividend Fund Class I	158	490

Held
Expense Example, No Redemption (USD $)	1 YEAR	3 YEARS
Class I Shares Lion Global Investors AsiaPac Dividend Fund Class I	158	490

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s investment return.
Principal Investment Strategies:
The Fund invests in equity securities of companies in the Asia Pacific region (excluding Japan) that have low dividend and price volatility and offer attractive and sustainable dividend yields. Under normal market conditions, the Fund will invest at least 80% of its assets (net assets plus borrowings for investment purposes) in equity securities of such companies, including common and preferred stocks, securities convertible or exchangeable into common stocks, warrants, rights to purchase common stocks, exchange traded funds (“ETFs”) and sponsored and unsponsored American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”). Shareholders will be given 60 days’ advance notice of any change to this policy. A company is generally considered to be an Asia Pacific (excluding Japan) company if, as determined by the Adviser, it:

  is organized under the laws of, or has its principal office in a country of the Asia Pacific region (excluding Japan);

  has its principal securities trading market in a country in the Asia Pacific region (excluding Japan);

  alone or on a consolidated basis derives a majority of its annual revenue or earnings or profits from goods produced, sales made or services performed in a country in the Asia Pacific region (excluding Japan); or

  issues securities denominated in the currency of a country in the Asia Pacific region (excluding Japan).

Countries in the Asia Pacific Region (excluding Japan) currently include Australia, Brunei, Bangladesh, China, Hong Kong, India, Indonesia, Kazakhstan, Korea, Laos, Macau, Malaysia, Mongolia, New Zealand, Pakistan, the Philippines, Singapore, Sri Lanka, Taiwan, Thailand and Vietnam.

The securities selected for inclusion in the Fund are those that, in the opinion of the Adviser, have low dividend and price volatility, provide attractive and sustainable dividend yield and are well-managed businesses with consistent operating histories and financial performance that have favorable long term economic prospects. The Fund is not limited by market capitalization; however, the security selection process tends to result in an overweighting in larger capitalization stocks.
Principal Investment Risks:
All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund’s investments will fluctuate with market conditions, and the value of your investment in the Fund also will vary. You could lose money on your investment in the Fund, or the Fund could perform worse than other investments. Investments in the Fund are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are the main risks of investing in the Fund.
Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect, and there is no guarantee that individual securities will perform as anticipated.

Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the Fund invests will impact the value of the stocks held by the Fund and thus, the value of the Fund’s shares over short or extended periods. Investments in small capitalization or in mid-capitalization companies may be more volatile than investments in larger companies.

Small-Cap Company Risk. Securities of small-cap companies may have comparatively greater price volatility and less liquidity than the securities of companies that have larger market capitalizations and/or that are traded on major stock exchanges.

Asia Pacific Regional and Country Risks. Investments in the Asia Pacific region are subject to special risks. Some Asia Pacific countries can be characterized as emerging markets and may experience more volatile economic cycles than developed countries. The developing nature of securities markets in many countries in the Asia Pacific region may lead to a lack of liquidity and share prices of companies in the region tend to be volatile. The Fund may be more volatile than a fund which is broadly diversified geographically.

Currency Risk. Investments in foreign countries are also subject to currency risk. As the portfolio’s investments are generally denominated in foreign currencies, the portfolio can experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

Performance:
Because the Fund has not commenced operations and does not have returns for a calendar year, no investment return information is presented for the Fund at this time. In the future, investment return information will be presented in this section of the prospectus. The information will give some indication of the risks of investing in the Fund by comparing the Fund’s investment returns with a broad measure of market performance. Also, shareholder reports containing financial and investment return information will be provided to shareholders semi-annually. Updated performance information is available at no cost by calling 866-252-4570 (toll free) or 312-630-6750.